Share-Based Compensation - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	May 07, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Two Thousand And Nineteen Lions Gate Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Income tax expense benefit associated with share based compensation		$ 8.7	$ 12.7	$ 7.7
Lions Gate Exchange Programmer [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award stock options and share appreciation rights exchanged	1.1
Share based compensation by share based award new stock options and share appreciation rights	0.1
Share based compensation by share based award stock options and share appreciation rights exchanges exercise price	$ 7.7
Lions Gate Exchange Programmer [Member] | Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award stock options and share appreciation rights exchanged	3.3
Share based compensation by share based award new stock options and share appreciation rights	0.7
Share based compensation by share based award stock options and share appreciation rights exchanges exercise price	$ 7.13
Other Share Based Compensation [Member] | Two Thousand And Nineteen Lions Gate Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award shares granted during the period value		$ 2.3	$ 2.3	$ 2.3
Share based compensation by share based award shares granted during the period shares		0.3	0.1	0.3
Maximum [Member] | Stock options [Member] | Two Thousand And Nineteen Lions Gate Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service		4 years
Share based compensation by share based expiration period		10 years
Maximum [Member] | Restricted Stock And Restricted Share Units [Member] | Two Thousand And Nineteen Lions Gate Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service		3 years
Minimum [Member] | Stock options [Member] | Two Thousand And Nineteen Lions Gate Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service		1 year
Share based compensation by share based expiration period		7 years
Minimum [Member] | Restricted Stock And Restricted Share Units [Member] | Two Thousand And Nineteen Lions Gate Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award period of service		1 year